Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of Operating Segments | Segment			1
Cash	$ 44,132,000	$ 52,340,000	$ 31,446,000	$ 95,068,000
Restricted cash	$ 1,321,000	167,000	362,000	80,000
Impairment of long lived asset			0	0
Deferred offering costs			4,100,000
Noncurrent Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash			300,000	$ 100,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Summary of Significant Accounting Policies [Line Items]
Number of Operating Segments | Segment	1
Cash	$ 44,100,000		31,400,000
Impairment of long lived asset	0	$ 0
Deferred offering costs			4,100,000
Emerging growth company gross revenue threshold	1,100,000,000
Large accelerated filer threshold of entity common equity held by non affiliates market value	700,000,000
Emerging growth company issuance of nonconvertible debt securities	1,000,000,000
Smaller reporting company threshold entity voting and nonvoting common stock held by non affiliates	250,000,000
Smaller reporting company gross revenue threshold	100,000,000
Smaller reporting company threshold entity voting and nonvoting common stock held by non affiliates market value	700,000,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Noncurrent Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 1,300,000		$ 400,000